13. Shareholder's Equity and Member's Deficit (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Common stock outstanding	25,229,833	25,820,633	25,046,000
Common Stock
Common stock outstanding	25,046,000		25,229,833
Common stock returned and retired	375,000